Stock-Based Compensation (Details)					3 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2023 CAD ($)	May 01, 2023 USD ($)	Jul. 06, 2022 shares	Jul. 06, 2020 CAD ($)	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) $ / shares shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2020 $ / shares
Stock-Based Compensation (Details) [Line Items]
Stock-based acceleration expense | $								$ 1,316,810
Issuance of shares					198,684	198,684		167,610	167,610	124,793
Weighted average fair value of stock options granted | $ / shares										$ 40.83
Exercise price | $ / shares
Common shares vested								750,000
Common shares transaction						1		250,000
Fair value of the option | $				$ 7,100,452		$ 117,246
Stock-based compensation expense. | $								$ 1,693,517	$ 603,051
Cumulative stock-based compensation expense			250,000
Reserve stock option | $								127,380	127,380
Gain on modification of stock options | $						5,985,250
Exchange of a number of common shares equivalent		$ 700,000				37,777	$ (394,519)	(394,515)	2,005,632
Transaction fee was recognized | $	$ (506,774)					$ 6,390,510	$ 1,753,734	$ 3,515,506	$ 4,917,057	$ 10,624,628
Equity to capital stock | $					$ 615,057
Equity to contributed surplus | $					$ 329,217
Shares available for issuance					5,000,000	5,000,000
Exercised and converted shares					67,125
Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense | $						$ 729,438
RSU [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense | $						1,730,154
PSU [Member]
Stock-Based Compensation (Details) [Line Items]
Compensation expense | $						546,741
M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares									366,420	29,775
Exercise price | $ / shares								$ 0.001
C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares									146,818	29,755
Class M Shares [Member] | M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price | $ / shares								$ 0.001
Class M Shares [Member] | C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares								250,000
Common Shares [Member] | C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares								250,000
Class M Series [Member]
Stock-Based Compensation (Details) [Line Items]
Options granted | $								$ 5.5	$ 45.2	$ 102.5
Employee Stock Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share options expiration period								10 years
Granted options
Weighted average fair value of stock options granted | $ / shares									$ 20.57
Redeemable stock option liability | $						$ 6,102,496
Employee Stock Option Plan [Member] | M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average fair value of stock options granted | $ / shares										$ 102.5
Number of options granted										29,755
Employee Stock Option Plan [Member] | C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average fair value of stock options granted | $ / shares										$ 34.82
Number of options granted										29,755
M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Granted options
Issuance of shares					18,647	18,647
Exercise price | $ / shares						$ 0.01
C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Granted options
MSOP III [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price | $ / shares								$ 102.5
MSOP II [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price | $ / shares								45.2
MSOP I [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price | $ / shares								$ 5.5